-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:3235-0307
                                                       Expires:May 31, 2000
                                                       Estimated average
                                                       burden hours per
                                                       response:212.95
                                                       -------------------------

     As filed with the Securities and Exchange Commission on August 14, 2000

                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 82

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 84

                                   FORUM FUNDS
                         (Formerly "Forum Funds, Inc.")

                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

--------------------------------------------------------------------------------


It is proposed that this filing become effective:

[ ]    immediately  upon filing pursuant to Rule 485,  paragraph (b)
[X]    on August 15,  2000  pursuant  to Rule 485,  paragraph  (b)
[ ]    60 days after  filing pursuant to Rule 485, paragraph (a)(1)
[ ]    on _________________ pursuant to Rule 485,  paragraph  (a)(1)
[ ]    75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]    on  _________________  pursuant to Rule 485, paragraph (a)(2)
[ ]    this  post-effective  amendment  designates a new effective  date for a
[ ]    previously filed post-effective amendment.

Title of Securities Being Registered: Shares of The Advocacy Fund.

                                            [LOGO] TRILLIUM
                                                   ASSET MANAGEMENT

                                            PROSPECTUS

                                            August 15, 2000










The Fund, in the context of                 THE
socially responsible                        ADVOCACY
investing, seeks long term                  FUND
capital appreciation. You
may purchase Fund shares
without a sales charge.





THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THE FUND'S
SHARES OR DETERMINED WHETHER
THIS PROSPECTUS IS ACCURATE
OR COMPLETE. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL
OFFENSE.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


RISK/RETURN SUMMARY                                                            2



PERFORMANCE INFORMATION                                                        3



FEE TABLES                                                                     4



INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS      5




MANAGEMENT                                                                     8



YOUR ACCOUNT                                                                  10


   How to Contact the Fund                                                    10

   General Information                                                        10

   Buying Shares                                                              11

   Selling Shares                                                             13

   Exchange Privileges                                                        15

   Retirement Accounts                                                        15



OTHER INFORMATION                                                             16



FINANCIAL HIGHLIGHTS                                                          16

THE ADVOCACY FUND
--------------------------------------------------------------------------------

RISK/RETURN SUMMARY
                                   INVESTMENT OBJECTIVE
CONCEPTS TO UNDERSTAND
                                   The Advocacy Fund (the "Fund"), in the context of socially responsbile
COMMON STOCK                       investing, seeks long-term capital appreciation.
Means an equity or
ownership interest in              PRINCIPAL INVESTMENT STRATEGIES
a company.
LARGE-CAP STOCKS                   The Fund seeks to advocate  progressive  social change by normally  investing at
mean securities of                 least 65% of its total  assets  in  companies  that  Trillium  Asset  Management
companies whose market             Corporation  (the  "Adviser")  believes  are making a positive  contribution  to
capitalization is in               society and the economy.  Such companies include,  but are not limited to, those
excess of $10 billion.             that:
MARKET  CAPITALIZATION
of a company means the             o    Demonstrate  a commitment to promoting  fair labor  practices and a diverse
value of the  company's                 work force, supporting community development  and protecting human rights;
common stock in the                o    Demonstrate  a commitment  to  preserving  and  enhancing  the  environment
stock market.                           through their products and processes and
GROWTH AT A REASONABLE             o    Despond to shareholder activism
PRICE INVESTING
means to invest in stocks          For  additional  factors  considered  by  the  Adviser  in  selecting  potential
of companies that, in the          companies in which to invest, see "The Adviser's Process Social Objectives."
Adviser's opinion, offer
faster than average                Although not a primary  strategy,  a limited portion of the Fund's portfolio may
projected earnings growth          be used to purchase  securities of certain companies in order to advocate policy
relative to their industry         changes within those companies.
peer group,but which are
attractively valued relative       To  facilitate  its social  objective,  the Fund uses a "growth at a  reasonable
to their industry.                 price  investing"  style by  investing  under normal  circumstances  at least 65 percent of its total assets in the common stock of large-cap  domestic companies that the Adviser believes have superior  earnings growth  prospects  relative to their industry and whose value is not accurately reflected in its stock price.

                                   PRINCIPAL RISKS OF INVESTING IN THE FUND

                                   You  could  lose  money  on your  investment  in the  Fund,  or the  Fund  could under-perform other investments, if any of the following occur:

                                   o    The stock market does not recognize the earnings potential of the stocks in the Fund's portfolio
                                   o    The Adviser's  judgment as to the growth  potential of a stock proves to be wrong
                                   o    The stock market goes down
                                   o    The Fund's  social  criteria  may  eliminate  some stocks  which might have higher returns than the stocks from which the Adviser is able to choose
                                   o    Changes  in  company  social  policies  may cause  the sale of stocks  that subsequently perform well



                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

o Want your assets invested to further social equity and environmental sustainability
o Are looking for a well-diversified equity portfolio providing potential growth of your investment
o    Are willing to tolerate significant changes in the value of your investment
o    Are pursuing a long-term goal
o    Are willing to accept the higher risk of a stock fund

The Fund may not be appropriate for you if you:


o Want an investment that pursues market trends or focuses only on particular sectors or industries
o    Need regular income or stability of principal
o    Are pursuing a short-term goal or investing emergency reserves


PERFORMANCE INFORMATION

Performance information is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the various fees and expenses that you will bear if you invest in the Fund.


SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions       None
     Maximum Deferred Sales Charge (Load)                                  None
     Redemption Fee                                                        None
     Exchange Fee                                                          None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
     Management Fees                                                       0.65%
     Distribution (12b-1) Fees                                             0.25%
     Other Expenses                                                        0.75%
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                    1.65%
Waivers and Reimbursements(2)                                              0.15%
Net Annual Fund Operating Expenses                                         1.50%

(1) Based on estimated amounts for the current fiscal year ending June 30, 2001.
(2) Based on contractual waivers effective through October 31, 2001.


EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund then redeem all of your shares at the end of the period. The example also assumes that your investment has a 5% annual return, that the Fund's operating expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

      AFTER ONE YEAR                                        AFTER THREE YEARS
           $153                                                   $519

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, PRINCIPAL
INVESTMENT STRATEGIES AND PRINCIPAL RISKS


CONCEPTS TO UNDERSTAND                  INVESTMENT OBJECTIVE

FUNDAMENTAL  ANALYSIS                   The investment objective of the Fund, in the context of socially responsible
means the analysis of a                 investing, is long-term capital appreciation.
company's financial condition
that is used to help forecast           PRINCIPAL INVESTMENT STRATEGIES
the future value of its stock           The Fund seeks to advocate  progressive  social change by normally  investing at
price. This analysis includes           least 65% of its total  assets  in  companies  that  Trillium  Asset  Management
a review of a company's balance         Corporation  (the  "Adviser")  believes  are making a positive  contribution  to
sheet and income statement,             society and the economy.  Such companies include,  but are not limited to, those
asset history, earnings history,        that:
product or service development
and management  productivity.           o    Demonstrate  a commitment to promoting  fair labor  practices and a diverse
PRICE/EARNINGS RATIO means the               work force, supporting community development and protecting human rights
price of a share of stock divided       o    Demonstrate  a commitment  to  preserving  and  enhancing  the  environment
by the company's earnings per                through their products and processes and
share.                                  o    Despond to shareholder activism
PRICE/CASH FLOW means the price
of a stock divided by cash              For  additional  factors  considered  by  the  Adviser  in  selecting  potential
earnings per share.                     companies in which to invest, see "The Adviser's Process-Social Objectives."
SECTOR means a commonly used
grouping of industries expected         Although not a primary  strategy,  a limited portion of the Fund's portfolio may
to perform similarly under              be used to purchase  securities of certain companies in order to advocate policy
various economic conditions.            changes within those companies.

                                        To  facilitate  its social  objective,  the Fund uses a "growth at a  reasonable price  investing"  style by normally  investing at least 65 percent of its total assets in the common  stock of  large-cap  domestic  companies  that the Adviser believes  have  superior  earnings  growth  prospects  and  whose  value  is not accurately reflected in their stock price. The Fund may also invest in companies that the Adviser believes do not have  particularly  strong earnings  histories, but do have other  attributes  that may contribute to accelerated  growth in the foreseeable future.

                                        Common stock often gives the owner the right to vote on measures  affecting  the company's  organization and operations.  The Fund intends to use its position as an owner to initiate  dialogue with company  management  concerning their social and business practices and may initiate shareholder resolutions with companies.

                                        The Fund does not intend to exercise control over the management of companies in which it invests.


                                        THE  ADVISER'S  PROCESSES   PURCHASING   PORTFOLIO  SECURITIES   The   Adviser's
                                        investment  process begins with an economic and social analysis of a universe of
                                        approximately  2000  publicly  traded  large-cap  companies.   The  universe  is
                                        pre-screened  to  eliminate  companies  in  the  gaming  industry and  companies producing tobacco products and alcohol.



THE ADVOCACY FUND
--------------------------------------------------------------------------------


From this universe, the Adviser primarily selects stocks of companies that it believes make a positive contribution to society and the economy based on certain social criteria disclosed below; however, stocks are added to the Fund portfolio only after financial analysis indicates investment attractiveness. The Adviser uses multi-factor proprietary models that consider a variety of quantitative measures including price/earnings and price/cash flow ratios, to rank the stocks in the universe by sector based on value, growth potential and expected price volatility. The Adviser uses these quantitative measurements in combination with in-house and third party fundamental research to identify companies that appear to possess superior earnings growth prospects and whose stock prices, in the Adviser's opinion, do not accurately reflect the companies' value.


The Adviser believes companies with superior earnings growth prospects are those that have:


o Significant market opportunities (both in terms of magnitude and duration) where the companies are leaders or potential leaders in their respective markets
o Proprietary products and services, new product development and product cycle leadership that sustains strong brand franchises
o A strong management team that is proactive, consistently executes effectively and anticipates and adapts to change
o Positive records on the environment; global human rights; employee, diversity and labor issues; corporate investment in local communities; weapons issues; and animal rights

The Adviser then focuses on those companies that, over a several year horizon, have the ability to grow at above average rates for their industries, given the Adviser's belief that superior investment returns are better achieved by low portfolio turnover. Factors considered include:

o    Product cycles, pricing flexibility and product or geographic mix
o    Cash flow and financial strength to fund growth
o Catalysts for growth such as the development of new products, changes in business mix, regulation, or management, and industry consolidation

The Adviser selects stocks considering both diversification by sector and attractiveness of valuation relative to prospective growth.

THE ADVISER'S PROCESS - SOCIAL OBJECTIVES In addition to its attempt to provide a positive return on your investment, the Fund focuses on creating positive social change and improving corporate practices through active stock ownership. The Adviser will seek to promote sustainable environmental, economic and social policies and practices by communicating with management of portfolio companies on critical social and environmental issues. The Adviser believes that the proxy voting process is an important corporate governance tool. To help further its social goals, the Fund intends to publish its proxy voting record at least once each year.

The Fund's stock selections will emphasize "positive investment," i.e., the search for, and investment in, companies making a positive contribution to society in both their domestic and international operations. The Fund will seek to invest in companies that consciously and continuously strive to implement sustainable practices, are socially progressive and are responsive to shareholder activism.

The Adviser uses in-house and third party fundamental research, public information databases and contacts with other socially oriented issue groups, among other sources, to identify potential companies in which to invest. As part of its analysis, the Adviser will evaluate corporate social, and environmental performance in many areas, including but not limited to:

o    Support of sound environmental practices and policies
o    Support of global human rights
o    Support of positive labor practices

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

o    Support of positive labor-management relations
o    Support of corporate philanthropy and investment in local communities
o    Avoidance of military contracting with the U.S. or foreign governments
o    Responsiveness to product safety issues
o    Support of ethical management practices
o    Support of alternatives to animal research and testing
o Ability to balance interests of their constituencies such as shareholders, employees, communities, suppliers and customer relations
o    Responsiveness to shareholder activism

THE ADVISER'S PROCESSES SELLING PORTFOLIO SECURITIES In making its decision to sell a stock in the Fund's portfolio, the Adviser monitors the companies in the Fund's portfolio to determine if there have been any fundamental changes in the companies. The Adviser also analyzes price/earnings ratios, price/cash flow and other quantitative measures to monitor stock price movements and help determine whether to sell a stock in the Fund's portfolio. The Adviser may sell a stock if:

o    It subsequently fails to meet the Adviser's initial investment criteria
o Changes in national economic conditions, such as interest rates, unemployment and productivity levels
o    Prompt a change in industry sector allocation
o A more attractively priced company is found or funds are needed for other purposes
o It becomes overvalued relative to the long term expectation for the stock price
o A company's positive social or environmental attributes turn negative and dialogue and shareholder engagement fail to change the company's policies


PRINCIPAL INVESTMENT RISKS


The Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete and balanced investment program. Finally, there is also the risk that the Adviser may make poor investment decisions.

Because the Fund invests in common stocks and makes investments based on an expectation of the companies' rate of profit growth, there is a risk that the stocks will not continue to grow at expected rates, thus causing the price of the stocks to decline. There is also the risk that the market will not recognize the intrinsic value of the stocks for an unexpectedly long time.


A decline in investor demand for stocks may also adversely affect the value of these securities. In addition, the investment style for the Fund could fall out of favor with the market; that is, if investors lose interest in large capitalization stocks, then the net asset value of the Fund could also decrease.

There is also the risk that the Fund's social criteria may eliminate some stocks which might have higher returns than the stocks from which the Adviser is able to choose. Changes in company social policies might also cause the sale of stocks that subsequently perform well.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER


The Fund's Adviser is Trillium Asset Management Corporation, 711 Atlantic Avenue, Boston, Massachusetts 02111. The Adviser and its predecessors have provided investment advisory and management services to clients for more than eighteen years. As of the date of this Prospectus, the Adviser had more than $675 million in assets under management. The Adviser is a registered investment adviser and was founded in 1982. The Adviser has been owned by its employees since inception. Ownership is broadly distributed among current employees. Wainwright Bank & Trust Company of Boston owns a 30% preferred equity position in the Adviser.

Subject to the control of the Board, the Adviser makes investment decisions for the Fund. For its services, the Adviser receives an advisory fee at an annual rate of 0.65% of the average daily net assets of the Fund.

The Advocacy Fund's name is a service mark, which is owned by the Adviser.


PORTFOLIO MANAGERS


Cheryl I. Smith, Ph.D., CFA, Samuel B. Jones Jr., CFA, and F. Farnum Brown Jr., Ph.D. are responsible for the day-to-day investment management of the Fund. Each portfolio manager's business experience is as follows:


CHERYL I. SMITH, Ph.D., CFA, Vice President

Ms. Smith is a senior portfolio manager and research analyst covering the communications sector. Ms. Smith was with the Adviser from 1987 to 1992. From 1992 to 1997, she was a portfolio manager with United States Trust Company in Boston, Massachusetts. She rejoined the Adviser in 1997. She is a Chartered Financial Analyst charterholder and holds a B.S.F.S. from Georgetown University School of Foreign Service. She earned M.A., M.Phil. and Ph.D. degrees in Economics from Yale University.


SAMUEL B. JONES, JR., CFA, Senior Vice President, Chief Investment Officer Mr. Jones is a senior portfolio manager and research analyst, covering the technology, communications equipment, energy services and utility sectors. Mr. Jones has been with the Adviser since 1992. He is a Chartered Financial Analyst charterholder and received his B.S. and M. B. A. degrees from the University of Michigan.

F. FARNUM BROWN, JR., Ph.D., Senior Vice President Mr. Brown is a senior portfolio manager, research analyst and manager of the Durham, North Carolina office for the Adviser. Mr. Brown has been with the Adviser since 1994 and received his bachelor's, master's and doctoral degrees from the University of North Carolina at Chapel Hill.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS


The Forum Financial Group of companies ("Forum") provide services to the Fund. As of June 30, 2000, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $120 billion.


Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Fund's shares. The distributor acts as the agent of the Trust in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares.


Forum Administrative Services, LLC provides administrative services to the Fund, Forum Accounting Services, LLC is the Fund's accountant, Forum Shareholder Services, LLC ("Transfer Agent") is the Fund's transfer agent and Forum Trust, LLC is the Fund's custodian.


DISTRIBUTION EXPENSES


The Fund has adopted a distribution plan under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. The Plan provides Forum Fund Services, LLC a Rule 12b-1 fee at the annual rate of up to 0.25% of the Fund's average net assets. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


FUND EXPENSES


The Fund pays for all of its expenses. The Fund's expenses are comprised of its own expenses as well as Trust expenses that are allocated among the Fund and the other Funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any waiver or expense reimbursement would have the effect of increasing the Fund's performance for the period during which the waiver was in effect and may not be recouped at a later date.

The Adviser has undertaken to waive its fees and assume certain expenses of the Fund in order to limit the Fund's expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 1.50% or less of the average daily net assets of the Fund until October 31, 2001.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

YOUR ACCOUNT                  GENERAL INFORMATION

HOW TO CONTACT                You may purchase or sell Fund shares at the net asset value per share (NAV) next
THE FUND                      calculated  after the Transfer  Agent  receives your request in proper form. For instance,  if the Transfer Agent  receives your purchase  request in proper form
WRITE TO US AT:               after 4:00 p.m., Eastern time, your transaction will be priced at the next day's
The Advocacy Fund             NAV. The Fund cannot  accept  orders that request a particular  day or price for
P.O. Box 446                  the transaction or any other special conditions.
Portland, Maine 04112
                              The Fund does not issue share certificates.
OVERNIGHT ADDRESS:
The Advocacy Fund             If you  purchase  shares  directly  from the  Fund,  you will  receive  at least
2 Portland Square             quarterly  statements and a confirmation of each transaction.  You should verify
Portland, Maine 04101         the  accuracy of all  transactions  in your  account as soon as you receive your confirmation.
TELEPHONE US
TOLL-FREE AT:                 The Fund  reserves  the  right  to  waive  minimum  investment  amounts  and may
(800) 448-0974                temporarily  suspend  (during  unusual market  conditions)  or  discontinue  any service or privilege.
WIRE INVESTMENTS
(OR ACH PAYMENTS)             WHEN AND HOW NAV IS DETERMINED  The Fund  calculates  its NAV as of the close of
TO:                           the New York Stock Exchange ("NYSE")  (normally 4:00 p.m., Eastern time) on each
Bankers Trust Company         weekday except days when the NYSE is closed. The time at which NAV is calculated
New York, New York            may be changed in case of an emergency or if the NYSE closes  early.  The Fund's
ABA #021001033                NAV is determined by taking the market value of all securities owned by the Fund
                              (plus all other  assets  such as cash),  subtracting  all  liabilities  and then
FOR CREDIT TO:                dividing  the  result  by the  number  of shares  outstanding.  The Fund  values
Forum Shareholder Services,   securities for which market  quotations are readily  available at current market
LLC                           value.  If  market  quotations  are  not  readily  available,  the  Fund  values
Account # 01-465-547          securities at estimated fair value, as determined by the Board.
Re: The Advocacy Fund
(Your Name)                   TRANSACTIONS  THROUGH  THIRD  PARTIES  If you  invest  through a broker or other
(Your Account Number)         financial institution,  the policies and fees charged by that institution may be different than those of the Fund. Financial  institutions may charge transaction fees and may set  different  minimum  investments  or  limitations  on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.


                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.


         CHECKS For individual, sole proprietorship, joint and Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, the check must be made payable to "The Advocacy Fund" or to one or more owners of the account and endorsed to "The Advocacy Fund." For all other accounts, the check must be made payable on its face to "The Advocacy Fund." No other method of check payment is acceptable (for instance, you may not pay by travelers check).

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows you to purchase additional shares through an electronic transfer of money from a checking or savings account. When you make an additional purchase by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. Your financial institution may charge you a fee for this service. You may call (800) 448-0974 to request an ACH transaction.


         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Fund accepts investments in the following minimum amounts:

                                              MINIMUM INITIAL INVESTMENT     MINIMUM ADDITIONAL
                                                                                 INVESTMENT

Standard Minimum Accounts                               $2,000                      $250
Traditional and Roth IRA Accounts                       $2,000                      $250
Accounts with Automatic Investment Plans                $1,000                      $100


ACCOUNT REQUIREMENTS


                   TYPE OF ACCOUNT                                          REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS      o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are          required to sign exactly as their names appear
sole proprietorship accounts.  Joint accounts can            on the account
have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)              o    Depending on state laws, you can set up a
These custodial accounts provide a way to give money         custodial account under the UGMA or the UTMA
to a child and obtain tax benefits                      o    The custodian must sign instructions in a
                                                             manner indicating custodial capacity
BUSINESS ENTITIES                                       o    Submit a Corporate/Organization Resolution
                                                             form or similar document
TRUSTS                                                  o    The trust must be established before an
                                                             account can be opened
                                                        o    Provide a certified trust document, or the
                                                             pages from the trust document that identify
                                                             the trustees




                                                                              11

INVESTMENT PROCEDURES


                HOW TO OPEN AN ACCOUNT                               HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                BY CHECK
o    Call or write us for an account application        o    Fill out an investment slip from a
     (and Corporate/Organization Resolution form if          confirmation or write us a letter
     applicable)                                        o    Write your account number on your check
o    Complete the application (and resolution           o    Mail us the slip (or your letter) and the
     form)                                                   check
o    Mail us your application (and resolution
     form) and a check

BY WIRE                                                 BY WIRE

o    Call or write us for an account application        o    Call to notify us of your incoming wire
     (and Corporate/Organization Resolution form if     o    Instruct your bank to wire your money to us
     applicable)
o    Complete the application (and resolution
     form)
o    Call us before faxing the completed
     application (and resolution form) and we will
     assign you an account number
o    Mail us your original application (and
     resolution form)

o    Instruct your bank to wire your money to us

BY ACH PAYMENT                                          BY SYSTEMATIC INVESTMENT
o    Call or write us for an account application        o    Call or write us for a systematic
     (and Corporate/Organization Resolution form if          investment section of the application
     applicable)                                        o    Attach a voided check to your application
o    Complete the application (and resolution           o    Mail us the completed application and
     form)                                                   voided check
o    Call us before faxing the completed
     application (and resolution form) and we will
     assign you an account number
o    Mail us your original application (and
     resolution form)

o    Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in the Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Automatic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as more than four redemptions or exchanges out of the Fund within a calendar year).

CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund may redeem shares you own in the account (or another identically registered account in the Fund) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

SELLING SHARES

Redemption orders are processed promptly. Generally, the Fund will send redemption proceeds to you within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. The Fund may delay sending redemption proceeds until it has collected payment for the shares you are selling, which may take up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The Fund name
     o    The dollar amount or number of shares you want to sell
     o    How and where to send the redemption proceeds
o    Obtain a signature guarantee (if required)
o    Obtain other documentation (if required)
o    Mail us your request and documentation
BY WIRE

o Wire requests are only available if you provided bank account information on your account application and your request is for $5,000 or more
o Call us with your request (unless you declined telephone redemption privileges on your account application - see "By Telephone") OR
o    Mail us your request (See "By Mail")

BY TELEPHONE
o Call us with your request (unless you declined telephone authorization privileges on your account application)
o    Provide the following information:
     o    Your account number

     o    Exact  name(s)  in which  the  account  is  registered
     o    Additional  form of identification
o    Redemption proceeds will be:

     o    Mailed to you OR

     o Wired to you (unless you declined wire redemption privileges on your account application - see "By Wire")

SYSTEMATICALLY
o    Complete the systematic withdrawal section of the application
o    Attach a voided check to your form
o    Mail us your completed application


WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

THE ADVOCACY FUND
--------------------------------------------------------------------------------


SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

o    Sales of over $50,000 worth of shares
o    Changes to a shareholder's record name or address
o Redemptions from an account for which the address or account registration has changed within the last 30 days
o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
o Sending redemption proceeds to an account with a different registration (name or ownership) from yours
o Changes to systematic investment or withdrawal, distribution, telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs or accounts with an established automatic investment plan), the Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs or accounts with an established automatic investment plan) after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of changes in market value.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1% of the Fund's assets).


LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

EXCHANGE PRIVILEGES


You may exchange your Fund shares and buy shares of another fund of the Trust by telephone or in writing. For a list of funds available for exchange, you may call the Transfer Agent. If you exchange into a fund that imposes a sales charge, you will have to pay that fund's sales charge at the time of purchase of shares. Because exchanges are treated as a sale and purchase of shares, they may have tax consequences.


REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL

o    Prepare a written request including:
     o    Your name(s) and signature(s)
     o    Your account number
     o    The names of each fund you are exchanging
     o    The dollar amount or number of shares you want to sell (and  exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o    Mail us your request and documentation


BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o    Provide the following information:
o    Your account number
o    Exact name(s) in which account is registered
o    Additional form of identification

RETIREMENT ACCOUNTS


The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advisers. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTIONS

The Fund distributes its net investment income quarterly and net capital gain at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise tax.


The Fund's distribution of net income (including short-term capital gain) is taxable to you as ordinary income. The Fund's distribution of long-term capital gain is taxable to you as long-term capital gain regardless of how long you have held your Fund shares.

If you buy shares shortly before the Fund makes a distribution, you will pay the full price for the shares and then receive a portion of the price back as a distribution that may be taxable to you.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.


The Fund will send you information about the income tax status of distributions paid during the year shortly after December 31 of each year.


For further information about the tax effects of investing in the Fund, including state, local and foreign tax matters, please see the SAI and consult your tax adviser.


FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FOR MORE INFORMATION                                                                      [LOGO] TRILLIUM
                                                                                          ASSET MANAGEMENT
The following documents will be available free upon request:


                           ANNUAL/SEMI ANNUAL REPORTS                                     THE ADVOCACY FUND
  Additional information about the Fund's investments will be contained in the
   Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.


                               CONTACTING THE FUND
 You can get free copies of both reports (when available) and the SAI, request other information and discuss your questions about the Fund by contacting the
                                    Fund at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112                                       The Advocacy Fund
                           (800) 448-0974 (toll free)                                     2 Portland Square
                                                                                          Portland, ME 04101
                                                                                          (800) 448-0974
                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
   You can also review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the
    SEC at (202) 942-8090. You can get copies of this information, for a fee,
                          by e-mail or by writing to:                                     Adviser
                                                                                          Trillium Asset Management Corporation
                              Public Reference Room                                       711 Atlantic Avenue
                       Securities and Exchange Commission                                 Boston, MA 02111
                           Washington, D.C. 20549-0102                                    (800) 548-5684
                       E-mail address: public info@sec.gov

 Free copies of the Fund's reports (when available) and SAI are also available from the SEC's Internet Web Site at http://www.sec.gov.






                    Investment Company Act File No. 811-3023

                                             [LOGO] TRILLIUM
                                                    ASSET MANAGEMENT

                                             STATEMENT OF ADDITIONAL INFORMATION

                                             AUGUST 15, 2000






                                             THE
                                             ADVOCACY
                                             FUND

FUND INFORMATION:

The Advocacy Fund
Two Portland Square
Portland, Maine 04101
(800) 448-0974


INVESTMENT ADVISER:

Trillium Asset Management Corporation
711 Atlantic Avenue

Boston, MA 02445

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446

Portland, Maine 04112
(800) 448-0974




INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

This Statement of Additional Information (the "SAI") supplements the Prospectus dated August 15, 2000, as may be amended from time to time, offering shares of The Advocacy Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting shareholder services at the address or telephone number listed above.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS


GLOSSARY                                                                     3


1.   INVESTMENT POLICIES AND RISKS                                           4


   A.   Equity Securities                                                    4
   B.   Security Ratings Information                                         5
   C.   Temporary Defensive Position                                         6
   D.   Illiquid and Restricted Securities                                   6
   E.   Foreign Securities                                                   6
   F.   Options and Futures                                                  7
   G.   Borrowing                                                            9
   H.   Core and Gateway(R)                                                  9
   I.   Other Investments                                                    9

2.   INVESTMENT LIMITATIONS                                                 10

   A.   Fundamental Limitations                                             10
   B.   Nonfundamental Limitations                                          11

3.   PERFORMANCE DATA AND ADVERTISING                                       13

   A.   Performance Data                                                    13
   B.   Performance Calculations                                            13
   C.   Other Matters                                                       15

4.   MANAGEMENT                                                             17

   A.   Trustees and Officers                                               17
   B.   Compensation of Trustees and Officers                               18
   C.   Investment Adviser                                                  18
   D.   Distributor                                                         19
   E.   Other Fund Service Providers                                        20

5.   PORTFOLIO TRANSACTIONS                                                 23

   A.   How Securities Are Purchased and Sold                               23
   B.   Adviser Responsibility for Purchases and Sales                      23
   C.   Securities of Regular Broker-Dealers                                25

6.   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                         26

   A.   General Information                                                 26
   B.   Additional Purchase Information                                     26
   C.   Additional Redemption Information                                   27
   D.   NAV Determination                                                   27
   E.   Distributions                                                       27

7.   TAXATION                                                               28

   A.   Qualification as a Regulated Investment Company                     28
   B.   Fund Distributions                                                  29
   C.   Certain Tax Rules Applicable to the Fund's Transactions             29
   D.   Federal Excise Tax                                                  30
   E.   Sale or Redemption of Shares                                        30
   F.   Withholding Tax                                                     31
   G.   Foreign Shareholders                                                31

THE ADVOCACY FUND
--------------------------------------------------------------------------------

8.   OTHER MATTERS                                                          32

   A.   The Trust and Its Shareholders                                      32
   B.   Fund Ownership                                                      33
   C.   Limitations On Shareholders' and Trustees' Liability                33
   D.   Registration Statement                                              34


APPENDIX A  DESCRIPTION OF SECURITIES RATINGS                              A-1

   A.   Corporate Bonds (Including Convertible Bonds)                      A-1
   B.   Preferred Stock                                                    A-4
   C.   Short Term Ratings                                                 A-6

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

"Adviser" means Trillium Asset Management Corporation.

"Board" means the Board of Trustees of the Trust.


"CFTC" means the U.S. Commodity Futures Trading Commission.


"Code" means the Internal Revenue Code of 1986, as amended.

"Custodian" means the custodian of the Fund's assets.

"FAdS" means Forum Administrative Services, LLC, the administrator of the Fund.

"Fitch" means Fitch IBCA, Inc.

"FAcS" means Forum Accounting Services, LLC, the fund accountant of the Fund.

"FFS" means Forum Fund Services, LLC, the distributor of the Fund's shares.

"Fund" means The Advocacy Fund.

"Moody's" means Moody's Investors Service.

"NRSRO" means a nationally recognized statistical rating organization.

"NAV" means net asset value per share.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's, A Division of the McGraw Hill Companies.

"Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent of the Fund.

"Trust" means Forum Funds.

"U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

"1933 Act" means the Securities Act of 1933, as amended.

"1940 Act" means the Investment Company Act of 1940, as amended.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

1.       INVESTMENT POLICIES AND RISKS

The  Fund  is a  diversified  series  of the  Trust.  The  following  discussion
supplements  the  disclosure  in  the  Prospectus  for  the  Fund's   investment
techniques, strategies and risks.

A.       EQUITY SECURITIES

1.       COMMON AND PREFERRED STOCK

GENERAL. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

RISKS. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

2.       CONVERTIBLE SECURITIES


GENERAL. Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (a) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (b) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (c) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


RISKS. Investment in convertible securities generally entails less risk than an investment in the issuer's common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

3.       WARRANTS

GENERAL. Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

RISKS. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

4.       DEPOSITARY RECEIPTS

GENERAL. The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in depositary receipts in order to obtain exposure to foreign securities markets.


RISKS. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.


B.       SECURITY RATINGS INFORMATION

The Fund's investments in preferred and fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund invests its assets in debt securities that are considered investment grade. Investment grade means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality.

The lowest long-term ratings that are investment grade for convertible bonds are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are "Prime-2" (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of

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THE ADVOCACY FUND
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fluctuations  in market  value.  Also,  rating  agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

C.       TEMPORARY DEFENSIVE POSITION

The Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include U.S. Government Securities, time deposits, bankers acceptances and certificates of deposit corporate notes and short-term bonds and money market mutual funds.

D.       ILLIQUID AND RESTRICTED SECURITIES

1.       GENERAL

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in illiquid securities.


The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (a) repurchase agreements not entitling the holder to payment of principal within seven days; (b) purchased over-the-counter options; (c) securities which are not readily marketable; and (d) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, except as otherwise determined by the Adviser ("restricted securities").


2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.       DETERMINATION OF LIQUIDITY


The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (a) the frequency of trades and quotations for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (c) the willingness of dealers to undertake to make a market in the security; and (d) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.


An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

E.       FOREIGN SECURITIES

The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are

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                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and
(4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

Dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Commission rates payable on foreign transactions are generally higher than in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

F.       OPTIONS AND FUTURES

1.       GENERAL


The Fund may purchase or sell (write) put and call options to: (a) enhance the Fund's performance; or (b) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter.


The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts. Options and futures are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or option income strategy will achieve its intended result.


Currently, the Fund has no intention of investing in options or futures for purposes other than hedging. If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund will maintain either: (a) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (b) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid debt securities and other permissible assets ("Segregated Assets") in a segregated account with the Custodian in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

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THE ADVOCACY FUND
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2.       OPTIONS AND FUTURES STRATEGIES

OPTIONS ON SECURITIES. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security at the exercise price. The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

OPTIONS ON FUTURES. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

FUTURES CONTRACTS AND INDEX FUTURES CONTRACTS. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and at the price designated by the futures contract. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.       LIMITATIONS ON OPTIONS AND FUTURES TRANSACTIONS

The Fund may not buy a put option if the exercise value of all put options written by the Fund would exceed 50% of the Fund's total assets or sell a call option if the exercise value of all call options written by the Fund would exceed the value of the Fund's assets. The Fund may not purchase any call or put option on a futures contract if the premiums associated with all such options held by the Fund would exceed 5% of the Fund's total assets as of the date the option is purchased.

The Fund may enter into futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5% of the Fund's total assets. In addition, the current market value of open futures positions held by the Fund may not exceed 50% of its total assets.

4.       RISKS


There are certain investment risks associated with options and futures transactions. These risks include: (a) dependence on the Adviser's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (b) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (c) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (d) lack of assurance that a liquid secondary market will exist for any

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                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.


Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day. The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There is no assurance that a counter-party in an over-the-counter option transaction will be able to perform its obligations. The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

G.       BORROWING

1.       GENERAL

The Fund may borrow money from a bank in amounts up to 33 1/3 percent of the Fund's total assets for, among other things, the purchase of securities. The Fund will generally borrow money to increase its returns. Typically, if a security purchased with borrowed funds increases in value, the Fund may sell the security, repay the loan and secure a profit.

2.       RISKS

The use of borrowing involves special risks, including magnified capital losses. If the Fund buys securities with borrowed funds and the value of the securities declines, the Fund may be required to provide the lender with additional funds or liquidate its position in these securities to continue to secure or repay the loan. The Fund may also be obligated to liquidate other portfolio positions at an inappropriate time in order to pay off the loan or any interest payments associated with the loan.

To the extent that the interest expense involved in a borrowing transaction approaches the net return on the Fund's investment portfolio, the benefit of borrowing will be reduced. If the interest expense due to a borrowing transaction exceeds the net return on the Fund's investment portfolio, the Fund's use of borrowing would result in a lower rate of return than if the Fund did not borrow. The size of any loss incurred by the Fund due to borrowing will depend on the amount borrowed. The greater the percentage borrowed, the greater potential of gain or loss to the Fund.

H.       CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway(R) structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders.

I.       OTHER INVESTMENTS

Although the Fund does not currently plan to invest in securities other than those referenced in the Prospectus and this SAI, it may invest in a variety of other investments.

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THE ADVOCACY FUND
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2.       INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are fundamental policies of the Fund.

1.       ISSUANCE OF SENIOR SECURITIES

The Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act.

2.       BORROWING MONEY

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

3.       UNDERWRITING ACTIVITIES

The Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.       CONCENTRATION


The Fund may not purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (a) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (b) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.


5.       PURCHASES AND SALES OF REAL ESTATE

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

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                                                               THE ADVOCACY FUND
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6.       PURCHASES AND SALES OF COMMODITIES

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.       MAKING LOANS

The Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

8.       DIVERSIFICATION

The Fund is "diversified" as that term is defined in the 1940 Act. The Fund may not, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (a) more than 5% of the Fund's total assets would be invested in the securities of a single issuer; or (b) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

B.       NONFUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations, which are not fundamental policies of the Fund.

1.       SHORT SALES

The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

2.       PURCHASES ON MARGIN

The Fund may not purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3.       ILLIQUID SECURITIES


The Fund may not invest more than 15% of its net assets in illiquid assets such as: (a) securities that cannot be disposed of within seven days at their then-current  value;  (b)  repurchase  agreements  not  entitling  the holder to payment of principal within seven days; and (c) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.


4.       BORROWING

The Fund may not purchase or otherwise acquire any security if, the total of borrowings would exceed 5% of the value of its total assets.

5.       OPTION CONTRACTS


The Fund may not invest in options  contracts  regulated by the CFTC except for:
(a) bona fide hedging  purposes within the meaning of the rules of the CFTC; and
(b) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

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THE ADVOCACY FUND
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The Fund:  (a) will not hedge  more than 50% of its total  assets by buying  put options, and writing call options (so called "short positions"); (b) will not buy futures contracts or write put options whose underlying value exceeds 25% of the Fund's total assets; and (c) will not buy call options with a value exceeding 5% of the Fund's total assets.


6.       EXERCISING CONTROL OF ISSUERS

The Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

7.       SECURITIES OF INVESTMENT COMPANIES

The Fund may not invest in the securities of any investment company except to the extent permitted by the 1940 Act.

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3.       PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Fund may quote  performance  in various ways.  All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Fund may compare any of its performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper Inc., iMoneyNet, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including but not limited to the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Index, the Russell 2500(R) Index, the Morgan Stanley - Europe, Australian and Far East Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph or similar illustration.

Indices are not used in the management of the Fund but rather are standards by which the Fund's Adviser and shareholders may compare the performance of the Fund to an unmanaged composite of securities with similar, but not identical, characteristics as the Fund.

The Fund may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Fund's performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Fund's performance may be quoted in terms of yield or total return.

1.       SEC YIELD

Standardized SEC yields for the Fund used in advertising are computed by dividing the Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Fund's financial statements.

THE ADVOCACY FUND
--------------------------------------------------------------------------------

Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Fund's shares. Financial intermediaries may charge their customers that invest in the Fund fees in connection with that investment. This will have the effect of reducing the Fund's after-fee yield to those shareholders.

The yields of the Fund are not fixed or guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Fund with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Fund's yield information directly to similar information regarding investment alternatives, which are insured or guaranteed.

Yield quotations are based on amounts invested in the Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

The Fund's total return shows its overall change in value, including changes in share price and assuming all of the Fund's distributions are reinvested.

Total return figures may be based on amounts invested in the Fund net of sales charges that may be paid by an investor. A computation of total return that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Fund does not charge a sales charge.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns the Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

Average annual total return is calculated according to the following formula:

         P(1+T)n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value:  ERV is the value,
                                    at the end of the applicablE period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual total returns tend to smooth out variations in the Fund's returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Fund may quote unaveraged or cumulative total returns, which reflect the Fund's performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

C.       OTHER MATTERS

The Fund may also include various information in its advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Fund's portfolio managers and the portfolio management staff of the Fund's investment adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in the Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of

THE ADVOCACY FUND
--------------------------------------------------------------------------------

the Fund as of one or more dates; and (10) a comparison of the Fund's operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Fund's performance.

The Fund may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in the Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in the Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

PERIOD            SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
 ............ ................................. .................................. ..................................
     1                       $100                             $10                               10.00
     2                       $100                             $12                               8.33
     3                       $100                             $15                               6.67
     4                       $100                             $20                               5.00
     5                       $100                             $18                               5.56
     6                       $100                             $16                               6.25
 ............ ................................. .................................. ..................................
             Total Invested  $600              Average Price $15.17               Total Shares  41.81

In connection with its advertisements, the Fund may provide "shareholder's letters" which serve to provide shareholders or investors with an introduction into the Fund's, the Trust's or any of the Trust's service provider's policies or business practices.

The Adviser's social mission is symbolized by a trillium. The trillium, a member of the lily family, is a three-petaled flower that grows best in rich, shady undisturbed forest. All its parts, from sepals to leaves, grow in groups of three. A trillium takes four to seven years to evolve from seed to flower. The trillium symbolizes the weaving together of the three elements of sustainability: Ecology (or a healthy environment); Equity (or social justice); and Economy (or healthy commerce). The Adviser is a majority employee and women-owned firm guided by the belief that investing can return a profit to the investor, while also promoting social and economic justice.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

4.       MANAGEMENT

A.       TRUSTEES AND OFFICERS

The names of the Trustees and officers of the Trust, their positions with the Trust, address, date of birth and principal occupations during the past five years are set forth below. The Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk (*).

      NAME, ADDRESS AND         POSITION(S) WITH THE                      PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                   TRUST                               DURING PAST 5 YEARS
 ............................... ...................... ...............................................................

John Y. Keffer*                 Chairman and           President, Forum Financial Group, LLC (a mutual fund services
Born:  July 15, 1942            President              holding company)
Two Portland Square                                    President, Forum Fund Services, LLC (Trust's underwriter)
Portland, ME 04101                                     Chairman and President*, Core Trust (Delaware) (registered investment company)
 ............................... ...................... ...............................................................
Costas Azariadas                Trustee                Professor of Economics, University of California-Los Angeles
Born:  February 15, 1943                               Trustee, Core Trust (Delaware)
Department of Economics
University of California
Los Angeles, CA 90024
 ............................... ...................... ...............................................................
James C. Cheng                  Trustee                President, Technology Marketing Associates
Born:  July 26, 1942                                   (marketing company for small and medium size businesses in
27 Temple Street                                       New England)
Belmont, MA 02718                                      Trustee, Core Trust (Delaware)
 ............................... ...................... ...............................................................
J. Michael Parish               Trustee                Partner, Thelen Reid & Priest LLP (law firm) since 1995
Born:  November 9, 1943                                Trustee, Core Trust (Delaware)
40 West 57th Street
New York, NY 10019
 ............................... ...................... ...............................................................

Thomas G. Sheehan               Vice President         Managing  Director and Counsel,  Forum  Financial  Group,  LLC
Two Portland Square                                    since 1993
Portland, Maine  04101                                 Special Counsel, Division of Investment Management, SEC
Born: October 1943                                     Officer, various funds managed and distributed by FadS or FFS
 ............................... ...................... ...............................................................
David I. Goldstein              Vice President         General Counsel, Forum Financial Group LLC
Born:  August 3, 1961                                  Secretary, Forum Fund Services, LLC (Trust's underwriter)
Two Portland Square

Portland, ME 04101
 ............................... ...................... ...............................................................

Ronald H. Hirsch                Treasurer              Managing Director, Operations/Finance and Operations/Sales,
Born:  October 14, 1943                                Forum Financial Group, LLC since 1999
Two Portland Square                                    Member of the Board - Citibank Germany 1991-1998
Portland, Me 04101                                     Officer of six other investment companies for which Forum
                                                       Financial Group, LLC provides services

 ............................... ...................... ...............................................................

Dawn Taylor                     Asst. Treasurer        Manager/Senior Tax Specialist, Tax Department, Forum
Born: May 14, 1964                                     Financial Group, LLC since 1997
Two Portland Square                                    Senior Tax Accountant, Purdy, Bingham & Burrell during 1997
Portland, ME 04101                                     Senior Tax Specialist, Forum Financial Group, LLC frrom 1994 to 1997

 ............................... ...................... ...............................................................
Leslie K. Klenk                 Secretary              Counsel, Forum Financial Group, LLC since 1998
Born:  August 24, 1964                                 Vice President/Associate General Counsel, Smith Barney Inc.
Two Portland Square                                    (brokerage firm) from 1993 through 1998
Portland, ME 04101

                                       17

THE ADVOCACY FUND
----------------------------------------------------------------------------------------------------------------------

 ............................... ...................... ...............................................................
Pamela Stutch                   Asst. Secretary        Staff Attorney, Forum Financial Group, LLC since 1998
Born:  June 29, 1967                                   Law Student, Temple University from 1994-1997
Two Portland Square
Portland, ME 04101

B.       COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee of the Trust (other than John Y. Keffer, who is an interested person of the Trust) is paid $1,000 for each Board meeting attended (whether in person or by electronic communication) and $1,000 for each audit committee meeting attended on a date when a Board meeting is not held. In addition to the $1,000 for each Board meeting attended, each Trustee is paid $100 per active portfolio of the Trust. To the extent a meeting relates to only certain portfolios of the Trust, Trustees are paid the $100 fee only with respect to those portfolios. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Trustees that are affiliated with the Adviser receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.


The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex that includes series of the Trust and an affiliated investment company for which Forum Financial Group provides services for the fiscal year ended June 30, 2000.

                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND

                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT
     John Y. Keffer                $0                     $0                     $0                     $0
 ......................... ...................... ...................... ...................... ......................
    Costas Azariadis             $820                     $0                     $0                   $54,000
 ......................... ...................... ...................... ...................... ......................
     James C. Cheng              $820                     $0                     $0                   $54,000
 ......................... ...................... ...................... ...................... ......................
   J. Michael Parish             $820                     $0                     $0                   $54,000


C.       INVESTMENT ADVISER

1.       SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund.

2.       OWNERSHIP OF ADVISER

The Adviser, Trillium Asset Management Corporation, is a registered investment advisor, originally founded in 1982 under the name Franklin Research & Development. The name changed to Trillium Asset Management Corporation in April, 1999. Trillium Asset Management Corporation is headquartered in Boston, Massachusetts.

3.       FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from the client.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

4.       OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement remains in effect for a period of two years from the date of its effectiveness. Subsequently, the Adviser's agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Trust regarding the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Agreement terminates immediately upon assignment.

Under its agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.       DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Fund, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS and the Transfer Agent are each controlled indirectly by Forum Financial Group, LLC, which is controlled by John Y. Keffer.

Under its agreement with the Trust, FFS acts as the agent of the Trust in connection with the offering of shares of the Fund. FFS continually distributes shares of the Fund on a best efforts basis. FFS has no obligation to sell any specific quantity of Fund shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which you may purchase or redeem shares of the Fund. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Fund.

2.       OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by FFS on 60 days' written notice to the Trust.

Under its agreement, FFS is not liable to the Trust or the Trust's shareholders for any error of judgment or mistake of law, for any loss arising out of any investment or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Fund's Registration Statement or any alleged omission of a material fact required to be stated

THE ADVOCACY FUND
--------------------------------------------------------------------------------

in  the  Registration   Statement  to  make  statements  contained  therein  not
misleading. The Trust, however, will not indemnify FSS for any such misstatements or omissions if they were made in reliance upon information provided in writing by FSS in connection with the preparation of the Registration Statement.


The Fund has a distribution plan adopted under SEC Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution fees for the distribution and sale of its shares. These fees are charged at an annual rate of 0.25 % of the average daily net assets of the Fund's shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Each applicable service provider is reimbursed for the expenses it incurs. The service provider may incur expenses for any distribution-related purpose it deems necessary or appropriate, including the following principal activities: (a) compensation to employees and expenses, including overhead, travel and telephone and other communication expenses, of the service provider; (b) the incremental costs of printing and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering for sale of Fund shares to any prospective investors; and (c) preparing, printing and distributing sales literature and advertising materials used in connection with the offering of Fund shares for sale to the public.


E.       OTHER FUND SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, FAdS receives a fee from the Fund at an annual rate as follows: (a) $24,000 per year; and (b) 0.05% of the average daily net assets of the Fund for the first $1 billion of Fund assets. The fee is accrued daily by the Fund and is paid monthly based on average net assets for the previous month.

FAdS's administration agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. FAdS's agreement is terminable without penalty by the Trust or by FAdS with respect to the Fund on 60 days' written notice.

Under the agreement, FAdS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAdS and certain related parties (such as FAdS's officers and persons who control FAdS) are indemnified by the Trust against any and all claims and expenses related to FAdS's actions or omissions that are consistent with FAdS's contractual standard of care.

2.       FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Fund. These services include calculating the NAV of the Fund (and class) and preparing the Fund's financial statements and tax returns.

For its services, FAcS receives a fee from the Fund at an annual rate as follows : (a) $36,000 per year; (b) 0.02% of the average daily net assets of the Fund for the first $100 million of Fund assets; (c) 0.005% of the average daily net assets of the Fund in excess of $100 million; and (d) certain surcharges based upon the number of portfolio positions. The fee is accrued daily by the Fund and is paid monthly based on the positions for the previous month.

FAcS's accounting agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

party. FAcS's agreement is terminable without penalty by the Trust or by FAcS with respect to the Fund on 60 days' written notice.

Under the agreement, FAcS is not liable for any action or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith, gross negligence or by reason of reckless disregard of its obligations and duties under the agreement. Under the agreement, FAcS and certain related parties (such as FAcS's officers and persons who control FAcS) are indemnified by the Trust against any and all claims and expenses related to FAcS's actions or omissions that are consistent with FAcS's contractual standard of care.

Under the agreement, in calculating the Fund's NAV per share, FAcS is deemed not to have committed an error if the NAV per share it calculates is within 1/10 of 1% of the actual NAV per share (after recalculation). The agreement also provides that FAcS will not be liable to a shareholder for any loss incurred due to an NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $10.00. In addition, FAcS is not liable for the errors of others, including the companies that supply securities prices to FAcS and the Fund.

3.       TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, FSS maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. FSS is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, FSS receives a fee from the Fund at an annual rate of $24,000 and $24 per shareholder account. The fee is accrued daily by the Fund and is paid monthly.

The Transfer Agent agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The Transfer Agent's agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the agreement, FSS is not liable for any act in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties under the agreement. Under the agreement, FSS and certain related parties (such as FSS's officers and persons who control FSS) are indemnified by the Trust against any and all claims and expenses related to FSS's actions or omissions that are consistent with FSS's contractual standard of care.

4.       CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Deutsche Bank, 130 Liberty Street, New York, New York, 10006, to serve as sub-custodian for the Fund.

For its services, the Custodian receives a fee from the Fund at an annual rate as follows: (a) $3,600 per year; and (b) 0.01% for the first $1 billion in Fund assets; The Fund also pays an annual domestic custody fee as well as certain other transaction fees. These fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

5.       LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Trust are passed upon by Seward & Kissel LLP, 1200 G Street, N.W., Washington, D.C. 20005.

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6.       INDEPENDENT AUDITORS

Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, 02110, independent auditors, have been selected as independent auditors for the Fund. The auditors audit the annual financial statements of the Fund and provide the Fund with an audit opinion. The auditors also review certain regulatory filings of the Funds and the Fund's tax returns.

















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5.       PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. The Fund has no obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

1.       CHOOSING BROKER-DEALERS

The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.


Consistent with applicable rules and the Adviser's duties, the Adviser may: (a) consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund; and (b) take into account payments made by brokers effecting transactions for the Fund (these payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay).


2.       OBTAINING RESEARCH FROM BROKERS

The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This

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THE ADVOCACY FUND
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research  is  designed  to augment  the  Adviser's  own  internal  research  and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Fund, and not all research services may be used by the Adviser in connection with the Fund. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser has full brokerage discretion. It evaluates the range and quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The nature of the services obtained for clients include industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.

Occasionally, the Adviser may effect a transaction through a broker and pay a slightly higher commission than another might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

3.       COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

4.       TRANSACTIONS THROUGH AFFILIATES

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

5.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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THE ADVOCACY FUND
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6.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

C.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or (3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

















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6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION


Shares of the Fund are sold on a continuous basis by the distributor at net asset value per share ("NAV") without any sales charge. Accordingly, the offering price per share is the same as the NAV.


The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value which is readily ascertainable (and not established only by valuation procedures).

1.       IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.       UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

                                       26
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                                                               THE ADVOCACY FUND
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C.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.       SUSPENSION OF RIGHT OF REDEMPTION


The right of redemption may not be suspended, except for any period during which: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (b) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (c) the SEC may by order permit for the protection of the shareholders of the Fund.

2.       REDEMPTION IN KIND


Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund. If redemption proceeds are paid wholly or partly in portfolio securities, you may incur brokerage costs in converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

D.       NAV DETERMINATION

In determining the Fund's NAV, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the Fund's NAV per share (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.


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THE ADVOCACY FUND
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7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders that are not described in the Prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the tax implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisor as to the federal, state, local and foreign tax provisions applicable to them.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30 (the same as the Fund's fiscal year end).

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.


     o The Fund must satisfy the following asset diversification test at the close of the quarter of the Fund's tax year: (a) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (b) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current

                                       28
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and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another Fund). If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

If you purchase shares of the Fund just prior to the ex-dividend date of a distribution, you will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.       CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gain at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price

                                       29
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THE ADVOCACY FUND
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in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

D.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.       SALE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of

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shares held for six months or less,  however,  is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

F.       WITHHOLDING TAX

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide its correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

G.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Fund.

H.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. federal income taxation rules described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Fund.





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8.       OTHER MATTERS

A.       THE TRUST AND ITS SHAREHOLDERS

1.       GENERAL INFORMATION

Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:


Investors Bond Fund                             Payson Value Fund
TaxSaver Bond Fund                              Payson Balanced Fund
Investors High Grade Bond Fund                  Mastrapasqua Growth Value Fund
Maine TaxSaver Bond Fund                        Austin Global Equity Fund
New Hampshire TaxSaver Bond Fund                Polaris Global Value Fund
Daily Assets Government Fund(1)                 Investors Equity Fund
Daily Assets Treasury Obligations Fund(1)       Equity Index Fund
Daily Assets Cash Fund(1)                       Investors Growth Fund
Daily Assets Government Obligations Fund(1)     The Advocacy Fund
Daily Assets Municipal Fund(1)                  BIA Growth Equity Fund
                                                BIA Small-Cap Growth Fund


(1) The Trust offers shares of beneficial interest in an institutional, institutional service, and investor share class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and the Fund will continue indefinitely until terminated.

The Trust, the Adviser and FFS have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Fund, the Adviser and FFS. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund.

2.       SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and each class' performance will be affected by its expenses. For more information on any other class of shares of the Fund, investors may contact the Transfer Agent.

3.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares and each class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and
(2) when the Trustees determine that the matter affects

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--------------------------------------------------------------------------------

more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those such classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') outstanding shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.       CERTAIN REORGANIZATION TRANSACTIONS


The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The termination of these series occurred after May 1, 1999 may be terminated by the trustees without shareholder vote. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. Under the Trust Instrument, the Trustees may, without shareholder vote, cause the Trust or certain series, including the Fund, to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.


B.       FUND OWNERSHIP


As of August 15, 2000, the officers and trustees of the Trust as a group owned less than 1% of the shares of the Fund.


From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 1, 2000, and prior to the public offering of the Fund, Forum Financial Group, LLC or its affiliates, beneficially owned 100% of and may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's voting securities.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and the portfolio is unable to meet its obligations. FAdS believes that, in view of the above, there is no risk of personal liability to shareholders.

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The  Trust  Instrument  provides  that the  Trustees  shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.












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APPENDIX A        DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.       MOODY'S INVESTORS SERVICE

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

         Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

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2.       STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA       An obligation rated AA differs from the highest-rated  obligations only
         in  small  degree.   The  obligor's  capacity  to  meet  its  financial
         commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
         Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.       DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+
AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+
A, A- Protection factors are average but adequate. However, risk factors are more variable in periods of greater economic stress.

BBB+
BBB
BBB- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+
BB
BB- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions. Overall quality may move up or down frequently within this category.

B+
B, B- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

4.       FITCH IBCA, INC.

         INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

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BBB      Good credit quality.  `BBB' ratings  indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings, and `D' the lowest recovery potential, i.e., below 50%.

B.       PREFERRED STOCK

1.       MOODY'S INVESTORS SERVICE

AAA An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue which is rated "aa" is considered a high- grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

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CAA      An issue  which is rated  "caa" is likely to be in arrears on  dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

 NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.       STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B
CCC Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C        A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.       MOODY'S INVESTORS SERVICE

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          o    Leading market positions in well-established industries.
          o    High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT
PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.       STANDARD AND POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                                                               THE ADVOCACY FUND
--------------------------------------------------------------------------------

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.       FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) Trust Instrument of Registrant dated August 29, 1995 as amended on June 25, 1999 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (2) in post-effective amendment No. 43 via EDGAR on July 31, 1997, accession number 0000912057-97-025707).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit
         (a).

(d) (1)  Investment Advisory Agreement between Registrant and H.M. Payson &
         Co. relating to Payson Value Fund and Payson Balanced Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
         (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC relating to Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New
         Hampshire TaxSaver Bond Fund and TaxSaver Bond Fund dated as of January 2, 1998 (Exhibit incorporated by reference as filed as Exhibit
         (5)(p) in post-effective amendment No. 56 via EDGAR on December 31, 1997, accession number 0001004402-97-000281).

    (4) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

    (5) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Investors Equity Fund dated as of December 5, 1997
         (Exhibit incorporated by reference as filed as Exhibit (5)(i) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

    (6) Investment Subadvisory Agreement between H.M. Payson & Co. and Peoples Heritage Bank relating to Investors Equity Fund dated as of December 5, 1997 (Exhibit incorporated by reference as filed as Exhibit (5)(i) in post-effective amendment No. 64 via EDGAR on July 31, 1998, accession number 0001004402-98-000421).

    (7) Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company relating to BIA Small-Cap Growth Fund and BIA Growth Equity Fund dated as of June 29, 1999 (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 73 via EDGAR on July 30, 1999, accession number 0001004402-99-000341).

    (8) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

    (9) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation relating to The Advocacy Fund (filed herewith).

   (10) Form of Investment Advisory Agreement between Registrant and The Stratevest Group, N.A. relating to Investors Equity Fund, undated (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

(e) (1)  Form  of  Selected  Dealer  Agreement   between  Forum  Financial
         Services,   Inc.  and  securities  brokers  (Exhibit  incorporated  by reference as filed as Exhibit (6)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates (Exhibit incorporated by reference as filed as Exhibit (6)(b) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (3) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to, Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, Mastrapasqua Growth Value Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, and The Advocacy Fund Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of February 28, 1999 (filed herewith).

(f)    None.

(g)  (1)  Custodian  Agreement between  Registrant and Forum Trust dated May
          12, 1999 relating to The Advocacy Fund, Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Mastrapasqua Growth Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund (filed herewith).

     (2) Master Custodian Agreement between Forum Trust and Bankers Trust Company relating to The Advocacy Fund, Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Mastrapasqua Growth Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund, dated April 20, 1999 (filed herewith).

(h)  (1)  Administration    Agreement   between   Registrant   and   Forum
          Administrative Services, LLC relating to The Advocacy Fund, Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Mastrapasqua Growth Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997 and amended as of December 5, 1997 (filed herewith).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to The Advocacy Fund, Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Mastrapasqua Growth Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily

          Assets Cash Fund and Daily Assets Municipal Fund dated as of June 19, 1997, as amended December 5, 1997 (filed herewith).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to The Advocacy Fund, Austin Global Equity Fund, BIA Growth Equity Fund, BIA Small-Cap Growth Fund,
          Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund, Mastrapasqua Growth Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund dated as of May 19, 1998, as amended May 21, 1999 (filed herewith).

     (4) Shareholder Service Plan of Registrant dated December 5, 1997 and Form of Shareholder Service Agreement relating to the Daily Assets Government Obligations Fund, Daily Assets Cash Fund, Daily Assets Government Fund, Daily Assets Municipal Fund and Daily Assets Treasury Obligations Fund (Exhibit incorporated by reference as filed as Exhibit (9)(c) in post-effective amendment No. 50 via EDGAR on November 12, 1997, accession number 0001004402-97-000189).

     (5) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (6) Shareholder Service Plan of Registrant dated March 1, 2000 relating to BIA Small Cap Growth Fund and BIA Growth Equity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (7) Shareholder Service Plan of Registrant dated July 1, 2000 related to Mastrapasqua Growth Value Fund (filed herewith).

(i)  (1)  Opinion  of Seward & Kissel LLP dated  January  5, 1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).

     (2) Consent of Seward & Kissel dated June 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (i)(2) in post-effective amendment No. 80 via EDGAR on June 30, 2000, accession number 0001004402-00-000233).

(j)  None.

(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan effective January 1, 1999 adopted by the Investor Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Asset Cash Fund and Daily Assets Municipal Fund (Exhibit incorporated by reference as filed as Exhibit (15)(b) in post-effective amendment No. 69 via EDGAR on December 15, 1998, accession number 0001004402-98-000648).

(m) (2) Rule 12b-1 Plan effective August 15, 2000 adopted by the Trillium Asset Management Advocacy Fund

(n) 18f-3 plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (18) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (2) Code of Ethics adopted by Brown Investment Advisory & Trust Company (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (filed herewith).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (filed herewith).

     (7)  Code of Ethics adopted by The Stratevest Group, N.A. (filed herewith).

     (8) Code of Ethics adopted by Wells Capital Management Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(8) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (9) Code of Ethics adopted by Wells Fargo Bank N.A. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (10) Joint Code of Ethics adopted by Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (Exhibit incorporated by reference as filed as Exhibit (p)(10) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (11) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (12) Code of Ethics adopted by Trillium Asset Management Corporation (filed herewith).

Other Exhibits:

(A) Power of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

(C)  Power of Attorney for John Y. Keffer,  James C. Cheng, Costas Azariadis and
     J. Michael Parish, Trustees of Core Trust (Delaware) (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 15 to the registration statement of Monarch Funds via EDGAR on December 19, 1997, accession number 0001004402-97-000264).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH FUNDS

         Daily Assets Treasury Obligations Fund, Daily Assets Government Fund and Daily Assets Municipal Fund may be deemed to control Treasury Cash Portfolio, Government Portfolio and Municipal Cash Portfolio, respectively, each a series of Core Trust (Delaware).

ITEM 25.  INDEMNIFICATION

         In  accordance  with Section 3803 of the Delaware  Business  Trust Act,
         Section 10.02 of Registrant's Trust Instrument provides as follows:

         "10.02.  INDEMNIFICATION.

         (a) Subject to the exceptions and limitations contained in Section (b) below:

                   (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
Person:

                  (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

                  (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

                           (A) By the court or other body approving the settlement;

                           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

         provided,   however,   that  any  Holder  may,  by  appropriate   legal
         proceedings, challenge any such determination by the Trustees or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
         (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither
         Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

         (e) Conditional advancing of indemnification  monies under this Section
         5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
         (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and
         (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

         (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc., H.M. Payson & Co., Peoples Heritage Bank and Forum Investment Advisers, LLC (Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and Investors Growth Fund) include language similar to the following:

         "Section 4. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

         With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Polaris Capital Management, Inc., Mastrapasqua & Associates, Brown Investment Advisors & Trust Company and Trillium Asset Management Corporation provide similarly as follows:

         "SECTION  5.  STANDARD  OF CARE.  (a) The  Trust  shall  expect  of the
         Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties

         (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.

         With  respect  to  indemnification  of the  underwriter  of the  Trust,
         Section 8 of the Distribution Agreement provides:

         "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

         After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

         (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

         (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten
         (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

         (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

         (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

         (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

         (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

         (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)      Forum Investment Advisors, LLC

         The description of Forum Investment Advisors, LLC (investment adviser to Investors High Grade Bond Fund, Investors Bond Fund, Investors Growth Fund, TaxSaver Bond Fund, Maine TaxSaver Bond Fund, New Hampshire TaxSaver Bond Fund and the Institutional, Institutional Service and Investor classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following are the members of Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101, including their business connections, which are of a substantial nature.

                           Forum Holdings Corp. I., Member.
                           Forum Trust, LLC, Member.

         Both Forum Holdings Corp. I. and Forum Trust, LLC are controlled indirectly by John Y. Keffer, Chairman and President of the Registrant. Mr. Keffer is President of Forum Trust, LLC and Forum Financial Group, LLC. Mr. Keffer is also a director and/or officer of various registered investment companies for which the various Forum Financial Group's operating subsidiaries provide services.

         The following are the officers of Forum Investment Advisors, LLC, including their business connections that are of a substantial nature. Each officer may serve as an officer of various registered investment companies for which the Forum Financial Group provides services.

         Name                                 Title                               Business Connection
         .................................... ................................... ..................................
         David I. Goldstein                   Secretary                           Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              General Counsel                     Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies
         .................................... ................................... ..................................
         .................................... ................................... ..................................
         Marc D. Keffer                       Assistant Secretary                 Forum Investment Advisors, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Corporate Counsel                   Forum Financial Group, LLC
                                              ................................... ..................................
                                              ................................... ..................................
                                              Officer                             Other Forum affiliated companies


(b)      H.M. Payson & Co.

         The description of H.M. Payson & Co. (investment adviser to Payson Value Fund, Payson Balanced Fund and Investors Equity Fund) contained in Parts A and B of post-effective amendment No. 81to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following are the directors and principal executive officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Adrian L. Asherman                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Downing                       Managing Director, Treasurer       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas M. Pierce                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter E. Robbins                      Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John H. Walker                        Managing Director, President       H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Teresa M. Esposito                    Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John C. Knox                          Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Harold J. Dixon                       Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael R. Currie                     Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William O. Hall, III                  Managing Director                  H.M. Payson & Co.
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William N. Weikert                    Managing Director                  H.M. Payson & Co.


(c)      Austin Investment Management, Inc.

         The description of Austin Investment Management, Inc. (investment adviser to Austin Global Equity Fund) contained in Parts A and B of post-effective amendment No. 81 to the Trust's Registration Statement (accession number 0001004402-00-000261), is incorporated by reference herein.

         The following is the director and principal executive officer of Austin Investment Management, Inc., 375 Park Avenue, New York, New York 10152, including his business connections, which are of a substantial nature.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter Vlachos                         Director, President, Treasurer,    Austin Investment Management Inc.
                                               Secretary


(d)      The Stratevest Group, N. A.

         The Stratevest Group, N.A. ("Stratevest") is a national banking association and is a wholly-owned subsidiary of Banknorth Group, a New England-based holding company. The Adviser and its affiliates provide wealth management services to individuals and institutional investors.

         The following are the principal executive officers and directors of Stratevest including their business connections which are of a substantial nature. The address of Stratevest is 111 Main Street, Burlington, VT, 05401 and, unless otherwise indicated below, the address is the principal address of any company with which the principal executive officers and directors connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard E. Johnson                    CEO and Director                   Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert B. Esau                        Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gary L. Robinson                      Executive Vice President           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James W. Gribbons                     Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert A. Knowles, Jr.                Sr. Executive Vice President       Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William S. Wolff                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Molly Dillon                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John M. Fullerton                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Wiseman                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter L. Parr                        Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jonathan W. White                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert E. Hussey                      Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Dana Mitiguy                          Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Dorothy Wentworth                     Sr. Vice President                 Stratevest
         ..................................... .................................. ...................................





         ..................................... .................................. ...................................
         Christopher G. Chapman                Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Perry Condon                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         A. James Cota                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         J. Alan Day                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carol P. Smith                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sandy Baker                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         H. Ashley Smith, Jr.                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William J. Judge                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Leila J. Baroody                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Reginald P. Vincent                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Frederick G. Natale, Jr.              Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas E. Malinowski                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William Smith                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Melissa Whitmore                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Conroe                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sandra J. Kidwell                     Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark Nagelsmith                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sharry Rutzken                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Judith E. Zalansky                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Christopher W. McCarthy               Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nancy S. Hudson                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Timothy J. O'Malley                   Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Peter C. Armbuster                    Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Steven Kalloch                        Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas J. Christensen                 Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jeffrey Oldfield                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Don Smith                             Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert P. Dinan                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael B. MacDonald                  Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Bruce L. Poznak                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Arlene C. Folsom                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Brian S. Wallace                      Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Debra A. Patten                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kevin Brown                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Steve Eddy                            Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Gibbons                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Larry Pelletier                       Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carolyn May                           Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Kathryn Dion                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James Hillman                         Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Janet Milley                          Vice President                     Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John H. Budd                          Director                           Stratevest
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mirick O'Connell                                                         1700 BankBoston Tower
                                                                                  Worcester, MA 01608-1477
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Gretchen B. Morse                     Director                           United Way of Chittenden County
                                                                                  95 St. Paul Street
                                                                                  Burlington, VT  05401
         ..................................... .................................. ...................................





         ..................................... .................................. ...................................
         Joseph S. Pieciak, Jr.                Director                           Joseph Pieciak & Co., P.C.
                                                                                  4 Park Place  P.O. Box 797
                                                                                  Brattelboro, VT  05301-0797
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Barry N. Stone                        Director                           Barry Stone Insurance Agency
                                                                                  P.O. Box 9507
                                                                                  S. Burlington, VT  05407-9507
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         George Smith                          Director                           George Smith, CPA
                                                                                  406 Main Street
                                                                                  Great Barrington, MA  01230
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jeffrey Cook                          Director                           Cain, Hibbard, Myers & Cook
                                                                                  66 West Street
                                                                                  Pittsfield, MA  01201-5764
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Joseph A. Desmond                     Director                           The Concord Group
                                                                                  4 Bouton Street
                                                                                  Concord, NH  03301-05023
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John E. Menario                       Director                           Banknorth Group
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Andrew W. Mickey                      Director                           Banknorth GroupGreene
                                                                                  One Portland Square
                                                                                  P.O. Box 9540
                                                                                  Portland, ME  04112-9540
         ..................................... .................................. ...................................

(e)      Brown Investment Advisory & Trust Company

         The   description  of  Brown   Investment   Advisory  &  Trust  Company
         ("Brown")(investment adviser to BIA Small-Cap Growth Fund and BIA Growth Equity Fund) contained in Parts A and B of post-effective amendment No. 72 to the Trust's Registration Statement (accession number 0001004402-99-000308), is incorporated by reference herein.

         The following are the directors and principal executive officers of Brown, including their business connections, which are of a substantial nature. The address of Brown is Furness House, 19 South Street, Baltimore, Maryland 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Michael D. Hankin                     President, Chief Executive         Brown
                                               Officer, Trustee
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          The Maryland Zoological Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Valleys Planning Council
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David L. Hopkins, Jr.                 Chairman                           Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Westvaco Corporation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Metropolitan Opera Association
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman, Finance      Episcopal Church Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Maryland Historical Society
         ..................................... .................................. ...................................

         ..................................... .................................. ...................................
         Charles W. Cole, Jr.                  Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Bankshares Corporation
                                                                                  and Provident Bank of Maryland
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Chairman of Investment   The University of Maryland
                                               Committee                          Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Regents                   The University of Maryland Systems
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             The Governor's Committee on
                                                                                  School Funding
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Investment Committee of Helix
                                                                                  Health System
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman of Investment Committee   France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee and Chairman               Baltimore Council on Foreign
                                                                                  Affairs
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Truman T. Semans                      Vice Chairman of the Board of      Brown
                                               Trustees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Member and Former         Duke University
                                               Chairman of Investment Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Finance       Lawrenceville School
                                               Committee and Member of
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors, Member of      Chesapeake Bay Foundation
                                               Investment and Executive
                                               Committees
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Flag Investors Mutual Funds
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Mercy Medical Center
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        St. Mary's Seminary
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Archdiocese of Baltimore
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        Robert E. Lee Memorial Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Committee Member        W. Alton Jones Foundation
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         William C. Baker                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Chesapeake Bay Foundation
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            John Hopkins Hospital
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Community Foundation
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Jack S. Griswold                      Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Managing Director                  Armata Partners
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Alex. Brown Realty
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Chesapeake Bay Foundation
                                                                                  Living Classrooms
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Maryland Historical Society
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Washington College Board of
                                                                                  Visitors and Governors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Washington College
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair                              Campaign for Washington's College
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Earl L. Linehan                       Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Woodbrook Capital, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           Strescon Industries
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           UMBC Board of Visitors
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Stoneridge, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Sagemaker, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Medical Mutual Liability
                                                                                  Insurance Society of Maryland
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          Heritage Properties, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Mary's Seminary & University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          St. Ignatius Loyola Academy
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          University of Notre Dame Advisory
                                                                                  Council
         ..................................... .................................. ...................................

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Walter D. Pinkard, Jr.                Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Chief Executive      Colliers Pinkard
                                               Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Americas Region of Colliers
                                                                                  International
                                               .................................. ...................................
                                               .................................. ...................................
                                               Vice President                     France Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman                           The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Directors Member          France-Merrick Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The John Hopkins University
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Gilman School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Calvert School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Baltimore Community Foundation
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The East Baltimore Community
                                                                                  Development Bank
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Greater Baltimore Alliance
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Baltimore Reads, Inc.
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Downtown Baltimore District
                                                                                  Authority
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Yale University Development
                                                                                  Board
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            The Maryland Business Roundtable
                                                                                  for Education
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John J.F. Sherrerd                    Trustee                            Brown
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Provident Mutual Life Insurance
                                                                                  Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           C. Brewer and Company
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Vice Chairman of          Princeton University
                                               Executive Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee, Chairman of Investment    The Robertson Foundation
                                               Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            GESU School
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Executive Committee   Princeton Investment Management
                                               Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Board of Overseers                 University of Pennsylvania
                                                                                  Wharton School
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         David M. Churchill, CPA               Chief Financial Officer            Brown

(f)      Polaris Capital Management, Inc.

         The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of post-effective amendment No. 77 to the Trust's Registration Statement (accession number 0001004402-99-000487), is incorporated by reference herein.

         The following are the directors and principal executive officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Bernard R. Horn, Jr.                  President, Portfolio Manager       Polaris
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Edward E. Wendell, Jr.                Treasurer                          Polaris
                                               .................................. ...................................
                                               .................................. ...................................
                                               President                          Boston Investor Services, Inc.
         ..................................... .................................. ...................................

(g)      Mastrapasqua & Associates

         The       description      of       Mastrapasqua      &      Associates
         ("Mastrapasqua")(investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A and B of post-effective amendment No. 80 to the Trust's Registration Statement (accession number 0001004402-00-000233), is incorporated by reference herein.

         The following are the directors and principal executive officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Frank Mastrapasqua                    Chairman, CEO and Portfolio        Mastrapasqua
                                               Manager
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas A. Trantum                     President, Portfolio Manager and   Mastrapasqua
                                               Security Analyst

(h)      Trillium Asset Management Corporation

         The description of Trillium Asset Management Corporation (the "Adviser") (investment adviser to The Advocacy Fund) contained in Parts A and B of this amendment to the Trust's Registration Statement, is incorporated by reference herein.

         The following are the directors and principal executive officers of the Adviser, including their business connections, which are of a substantial nature. The address of the Adviser is 711 Atlantic Avenue, Boston, Massachusetts 02111-2809 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Joan Bavaria                          President, Board of Directors      Adviser
                                               Member, Treasurer
                                               .................................. ...................................
                                               President, Treasurer and Director  FRDC California Corporation
                                                                                  (dissolved)
                                               .................................. ...................................
                                               President, Treasurer and           Franklin Insight, Inc. (Purchased
                                               Director (formerly)                by the Adviser)
                                               .................................. ...................................
                                               Founding Co-Chair                  Coalition for Environmentally
                                                                                  Responsible Economies
                                                                                  Boston, MA
                                               .................................. ...................................
                                               Director (formerly)                Green Seal
                                                                                  Washington, DC
                                               .................................. ...................................
                                               Director                           Lighthawk
                                                                                  San Francisco, CA
                                               .................................. ...................................
                                               Advisory Board                     The Greening of Industry
                                                                                  Worcester, MA
         ..................................... .................................. ...................................
                                               Director (formerly)                Social Investment Forum
                                                                                  Boston, MA
         ..................................... .................................. ...................................
                                               Chair (formerly)                   National Advisory Committee for
                                                                                  Policy and Technology's
                                                                                  Subcommittee, Community Based
                                                                                  Environmental Policy
                                                                                  Washington, DC
         ..................................... .................................. ...................................
         Patrick J. McVeigh                    Executive Vice President           Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           SEED Haiti Community Development
                                                                                  Loan Fund
                                                                                  99 High Street,
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
                                               .................................. ...................................
         Shelley Alpern                        Director, Assistant Vice           Adviser
                                               President
                                               .................................. ...................................
                                               .................................. ...................................
                                               Student (formerly)                 University of Texas
                                                                                  Austin, TX
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Samuel B. Jones, Jr., CFA             Senior Vice President, Chief       Adviser
                                               Investment Officer
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman 1991-1997                 Standards and Policy
                                               Member 1982-1999                   Subcommittee, Association for
                                                                                  Investment Management and Research
                                                                                  Charlottesville, VA 22903
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Council of Examiners, Institute
                                                                                  of Chartered Financial Analysts
                                                                                  Charlottesville, VA 22903
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         F. Farnum Brown, Jr., Ph.D.           Senior Vice President              Adviser327 West Main Street
                                                                                  Durham, NC 27701-3215
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 6/98)              Durham Community Land Trust
                                                                                  1401 Morehead Avenue
                                                                                  Durham, NC 27707
         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Susan Baker Martin                    Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Congregational Church of South
                                                                                  Dartmouth
                                                                                  Middle Street
                                                                                  Dartmouth, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Lisa Leff, CFA                        Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Employee (until       Smith Barney Asset Management
                                               1999)                              388 Greenwich Street
                                                                                  New York, NY 10013
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Social Investment Forum
                                                                                  Washington, DC
                                               .................................. ...................................
                                               .................................. ...................................
                                               Founder and Co-Chair (until 1999)  Social Investment Security
                                                                                  Analysts Group, New York Society
                                                                                  of Security Analysts
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Verite
                                                                                  Amherst, MAs
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director (until 1999)              Maternity Center Association
                                                                                  23rd and Park Avenue
                                                                                  New York, NY
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Stephanie R. Leighton, CFA            Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Local Enterprise Assistance Fund,
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Executive Committee Member         New England Chapter of the Social
                                                                                  Investment Forum
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Cheryl I. Smith, CFA                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Finance Committee (Director,       Resist
                                               formerly)                          259 Elm Street, Suite 201
                                                                                  Somerville, MA 02144
                                               .................................. ...................................
                                               .................................. ...................................
                                               Treasurer                          Performing Artists at Lincoln
                                                                                  School
                                                                                  Kennard Road
                                                                                  Brookline, MA 02445
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Eric Becker, CFA                      Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Interlock Media, Inc.
                                                                                  Cambridge, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Linnie McLean                         Senior Vice President              Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Loan Committee                     Boston Community Loan Fund
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Patricia L. Davidson                  Vice President                     Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member                             Program Committee, The Women's
                                                                                  Foundation
                                                                                  340 Pine Street
                                                                                  San Francisco, CA 94104
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Diane M. DeBono                       Senior Vice President              Adviser
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         James Crawford, JD                    Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor, Associate Dean          University of California,
                                               (retired)                          Berkley, CA
         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Thomas Gladwin, Ph.D.                 Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          New York University
                                                                                  Stern School of Business
                                                                                  44 W. 4th Street
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Max McGraw Professorship of        University of Michigan
                                               Sustainable Enterprise and         Ann Arbor, MI 48109
                                               Associated Directorship
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Robert Glassman                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman and Co-Chairman           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chairman Investment Committee      The Boston Foundation
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Sally Greenberg, JD                   Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Product Safety Counsel      Consumers Union
                                                                                  1666 Connecticut Avenue N.W.
                                                                                  Washington, DC 20009
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (past)                   Massachusetts Women's Bar
                                                                                  Association
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Eastern States Civil Rights        Anti-Defamation League
                                               Counsel                            1 Lincoln Plaza
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Charles Grigsby                       Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Vice President              Mass Capital Resource Company
                                                                                  420 Boylston Street
                                                                                  Boston, MA 02116
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director and Acting Deputy         City of Boston Neighborhood
                                                                                  Development Department
                                                                                  26 Court Street
                                                                                  Boston, MA 02108
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Federal Reserve Bank Small
                                                                                  Business Advisory Committee
                                               .................................. ...................................
                                               .................................. ...................................
                                               Member (formerly)                  Massachusetts State Board of
                                                                                  Education
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Milton Moskowitz                      Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Writer                             Mill Valley, CA 94941
                                               .................................. ...................................
         ..................................... .................................. ...................................
         Carol O'Cleireacain, Ph.D.            Board of Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               Economic Consultant                New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Senior Fellow                      Brookings Institution, Center on
                                                                                  Urban and Metropolitan Policy
                                                                                  1775 Massachusetts Avenue N.W.,
                                                                                  Washington, DC 20036
                                               .................................. ...................................
                                               .................................. ...................................
                                               Chair (formerly)                   Council of Institutional
                                                                                  Investors Executive Committee
         ..................................... .................................. ...................................
         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         John Plukas                           Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Co-Chairman          Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           New England Foundation for the
                                                                                  Arts
                                                                                  Boston, MA
         ..................................... .................................. ...................................
                                               .................................. ...................................
         George Rooks                          Portfolio Manager, Board of        Adviser
                                               Directors Member
                                               .................................. ...................................
                                               .................................. ...................................
                                               President and Owner                Heritage Capital Management
                                                                                  31 Milk Street
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Investment Manager                 J.L. Kaplan Associates
                                                                                  29 Commonwealth Avenue
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Capital Corporation of
                                                                                  Boston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               President (formerly)               First Venture Capital Corporation
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Portfolio Manager (formerly)       BankBoston
                                                                                  Boston, MA
                                               .................................. ...................................
                                               .................................. ...................................
                                               Trustee                            Jewish Federation of the North
                                                                                  Shore
                                                                                  Boston, MA
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Elliot Sclar, Ph.D.                   Chairman, Board of Directors       Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Columbia University School of
                                                                                  Architecture
                                                                                  New York, NY
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director, Vice President           Franklin Insight, Inc.
                                               (Formerly)
                                               .................................. ...................................
                                               .................................. ...................................
                                               Director                           Wainwright Bank & Trust Company
                                                                                  63 Franklin Street
                                                                                  Boston, MA 02110
                                               .................................. ...................................
         ..................................... .................................. ...................................
         William Torbert, Ph.D.                Board of Directors Member          Adviser
                                               .................................. ...................................
                                               .................................. ...................................
                                               Professor                          Boston College
                                                                                  Chestnut Hill, MA

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)      Forum  Fund  Services,   LLC,  Registrant's   underwriter,   serves  as
         underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

        The Cutler Trust                         Monarch Funds
        Memorial Funds                           Sound Shore Fund, Inc.
        Forum Funds                              TrueCrossing Funds

(b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         John Y. Keffer                                    President                     Chairman, President
         ..................................... .................................. ...................................
         David I. Goldstein                                Secretary                        Vice President
         ..................................... .................................. ...................................
         Ronald H. Hirsch                                  Treasurer                          Treasurer

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on August 14, 2000.


                                               FORUM FUNDS


                                               By: /s/ John Y. Keffer
                                                  -------------------
                                                       John Y. Keffer, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on August 14, 2000.

(a)      Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer
         President and Chairman

(b)      Principal Financial Officer

         /s/ Ronald H. Hirsch
         Ronald H. Hirsch
         Treasurer

(c)      A majority of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer
         Trustee

         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ John Y. Keffer
         John Y. Keffer
         Attorney in Fact*

*Pursuant to powers of attorney previously filed as Other Exhibits to this Registration Statement.

                                INDEX TO EXHIBITS

(d)(9) Investment Advisory Agreement between Registrant and Trillium Asset Management Corporation.

(e)(3)   Distribution Agreement between Registrant and Forum Fund Services, LLC.

(g)(1)   Custodian  Agreement  between  Registrant and Forum Trust dated May 12,
         1999.

(g)(2)   Master Custodian Agreement between Forum Trust and Bankers Trust
         Company.

(h)(1) Administration Agreement between Registrant and Forum Administrative Services, LLC.

(h)(2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC.

(h)(3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC.

(h)(7) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund.

(m)(2) Rule 12b-1 Distribution Plan between Forum Funds and Trillium Asset Management Corporation.

(p)(4)   Code of Ethics adopted by Austin Investment Management, Inc.

(p)(6)   Code of Ethics adopted by Polaris Capital Management, Inc.

(p)(7)   Code of Ethics adopted by The Stratevest Group, N.A.

(p)(12)  Code of Ethics adopted by Trillium Asset Management Corporation.